Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 1,306,081	$ 204,952	¥ (743,522)	¥ 863,759
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss (gain) from disposal of property and equipment	(6,063)	(951)	572	1,163
Depreciation expense	146,567	23,000	98,452	105,432
Non-cash lease expenses	85,695	13,447	84,748	85,420
Share-based compensation expenses	51,037	8,009	59,789	94,897
Share-based settlement expense	19,908	3,124	1,290,811
Income from equity in affiliates, net of dividends	(206,218)	(32,360)	(60,397)	(39,964)
(Gain) loss from disposal of subsidiaries			1,879	(3,971)
Provision for credit losses	112,959	17,726	8,083	130,723
Amortization of unearned lease income			(3,091)	(37,961)
Impairment of long-term investments	10,000	1,569	115,100	104,365
Changes in investment fair value in the consolidated funds	(2,520)	(395)	(11,383)	(35,847)
Fair value changes of equity investments measured at fair value	(67,420)	(10,580)	(6,458)	(15,092)
Changes in operating assets and liabilities:
Accounts receivable	(362,996)	(56,962)	(219,330)	47,755
Amounts due from related parties	53,194	8,347	14,990	12,851
Other current assets	57,135	8,966	(96,832)	69,992
Other non-current assets	(8,919)	(1,400)	(32,202)	(11,521)
Accrued payroll and welfare expenses	240,925	37,807	149,903	(114,487)
Income taxes payable	49,483	7,765	14,034	73,109
Deferred revenues	(7,982)	(1,253)	(29,080)	(42,231)
Other current liabilities	191,420	30,038	(361,210)	16,356
Other non-current liabilities	99,165	15,561	(2,578)	(32,285)
Contingent liabilities	(11,398)	(1,789)	530,433
Lease assets and liabilities	(93,805)	(14,720)	(22,463)	(84,068)
Trading debt securities	(14,804)	(2,323)
Deferred tax assets and liabilities	(119,606)	(18,769)	(67,330)	(62,364)
Acquisitions and sales of investment products			83,435	162,202
Net cash provided by operating activities	1,521,838	238,809	796,353	1,288,233
Cash flows from investing activities:
Purchases of property and equipment	(2,271,216)	(356,403)	(51,618)	(65,333)
Proceeds from disposal of property and equipment	38,845	6,096
Purchase of held-to-maturity investments	(17,000)	(2,668)	(225,000)	(74,500)
Proceeds from redemption of held-to-maturity investments	101,639	15,949	176,389	38,067
Purchases of available-for-sale investments	(15,000)	(2,354)		(16,056)
Proceeds from sale or redemption of available-for-sale investments	15,632	2,453		57,372
Purchases of short-term equity securities	(18,975)	(2,978)
Proceeds from short-term equity securities	3,686	578
Purchase of other long-term investments	(91,256)	(14,320)	(6,454)	(33,460)
Proceeds from sale of other long-term investments	8,465	1,328	26,606	231,171
Purchase of investments held by consolidated funds	(3,327)	(522)		(1,575,592)
Proceeds from investments held by consolidated funds	8,777	1,377	72,608	1,228,732
Loans to related parties	(28,629)	(4,493)	(164,993)	(318,055)
Principal collection of loans to related parties	18,101	2,840	174,523	314,099
Loans disbursement to third parties	(1,007,378)	(158,079)	(417,934)	(7,086,712)
Principal collection of loans originated to third parties	685,978	107,646	639,551	6,993,745
Increase in investments in affiliates	(101,988)	(16,004)	(67,865)	(39,916)
Capital return from investments in affiliates	129,507	20,322	168,344	57,570
Proceeds from disposal of subsidiaries, net of cash deconsolidated			20,331	115,219
Acquisitions, net of cash acquired	(27,955)	(4,387)	8,096	(8,363)
Net cash (used in) provided by investing activities	(2,572,094)	(403,619)	352,584	(182,012)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	11,114	1,744	33,372	31,686
Contribution from non-controlling interests	43,363	6,805		518,613
Distributions to non-controlling interests	(5,772)	(906)	(28,335)	(6,988)
Payments to acquire non-controlling interests in subsidiaries	(178,807)	(28,058)	(4,000)
Divestment of non-controlling interests	(10,643)	(1,670)	(90,849)
Payment for repurchase of ordinary shares	(372,376)	(58,434)	(281,610)
Net cash provided by (used in) financing activities	(513,121)	(80,519)	(371,422)	543,311
Effect of exchange rate changes	(46,714)	(7,330)	(148,745)	37,811
Net increases (decrease) in cash, cash equivalents and restricted cash	(1,610,091)	(252,659)	628,770	1,687,343
Cash, cash equivalents and restricted cash-beginning of the year	5,022,704	788,172	4,393,934	2,706,591
Cash, cash equivalents and restricted cash-end of the year	3,412,613	535,513	5,022,704	4,393,934
Supplemental disclosure of cash flow information:
Cash paid for income taxes	364,120	57,139	310,586	209,975
Cash paid for interest expenses				430
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	44,875	7,042	1,662	1,311
Conversion of convertible notes				145,004
Consideration payable of repurchase of ordinary shares			9,303
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	52,183	8,189	64,275	127,687
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	3,404,603	534,257	5,005,211	4,387,345
Restricted cash	510	80	9,993	6,589
Restricted cash - non-current included in other non-current assets	7,500	$ 1,176	7,500
Total cash, cash equivalents and restricted cash	¥ 3,412,613		¥ 5,022,704	¥ 4,393,934